Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current raw materials and current production supplies [abstract]
Raw materials	$ 1,988	$ 1,737
Work-in-progress	181	136
Finished goods	2,025	1,738
Total inventories at the lower of cost and net realisable value	$ 4,194	$ 3,611